Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 37,152,532	$ 40,500,319	$ 9,889,155
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property and equipment	36,551,190	23,235,143	2,607,276
Loss from disposal of property and equipment			13,511
Amortization of right of use assets	3,042,354	289,198	114,614
Loss from early termination of lease agreement		29,186
Amortization of long-term prepaid expenses	165,169	171,419	180,192
Share-based compensation to employees	4,703,760
Share-based compensation to nonemployees	9,000,737	609,000
Changes in fair value of contingent consideration payable	1,341,794	(35,100,000)
Inventory write down	2,862,847	2,536,668
Expense of offering cost allocated to contingent consideration payable		359,000
Deferred tax benefits	(178,107)
Changes in operating assets and liabilities:
Accounts receivable	(4,583,417)	(6,138,919)
Accounts receivable – related parties	11,179,845	(11,984,896)
Prepayments	(25,030,650)	(254,223)	(152,023)
Prepayments – a related party	(72,264)	23,635,352	(24,845,082)
Inventories	(63,359,435)	15,882,337	(40,728,301)
Other current assets	(1,559,891)	(1,427,492)	(87,263)
Other non-current assets	(94,770)	(171,353)	(22,655)
Accounts payable	6,340,244	3,034,220	2,079,725
Accounts payable – a related party	3,269,718
Contract liabilities	24,038,608	3,183,138	540,481
Contract liabilities – related parties	60,250,424	(7,813,425)	29,340,608
Income tax payable	14,605,229	781,238
Due to related parties	1,281,905	(1,593,064)	3,267,670
Other payable and accrued expenses	11,951,150	(2,769,631)	5,404,730
Lease liabilities	128,959	(486,475)	(131,655)
Net cash provided by (used in) operating activities	132,987,931	46,506,740	(12,529,017)
Cash flows from investing activities:
Purchase of property and equipment	(91,752,076)	(42,501,403)	(114,113,439)
Purchase of property and equipment from a related party		(1,542,768)	(126,272)
Payment for acquisition of non-controlling interests	(6,650,000)
Net cash used in investing activities	(98,402,076)	(44,044,171)	(114,239,711)
Cash flows from financing activities:
Capital injection from shareholders	4,000,000	10,000	42,360,581
Proceeds from private placement		6,000,100
Proceeds from bank borrowings	56,678,373	65,663,820	12,034,734
Repayment of bank borrowings	(57,238,753)	(39,546,161)
Proceeds from borrowings from a related party	12,000,000	5,000,000	93,571,624
Repayment of borrowings to a related party	(6,000,000)	(38,093,104)
Deemed distribution through purchase of trademark	(340,000)
Payments of offering costs		(1,124,374)	(1,817,310)
Net cash provided by (used in) financing activities	9,099,620	(2,089,719)	146,149,629
Effect of exchange rate changes on cash	(1,974,838)	(2,220,954)	(2,448,856)
Net (decrease) increase in cash	41,710,637	(1,848,104)	16,932,045
Cash and restricted cash at beginning of year	17,149,389	18,997,493	2,065,448
Cash and restricted cash at end of year	58,860,026	17,149,389	18,997,493
Supplemental cash flow information
Cash paid for interest expense	1,954,648	3,316,100
Cash paid for income tax	943,119
Noncash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,916,346	3,636,453	473,014
Issuance of ordinary shares to settle of contingent consideration payable	5,958,794
Payables related to purchase of property and equipment	37,658,234	819,599	34,743,940
Payment of offering costs by a related party			81,025
Accrual of offering costs			892,976
Transfer of equity interest of a subsidiary in exchange for asset acquisition in Solar Texas		1,253,702
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	51,634,374	13,654,445	18,035,405
Restricted cash	714,245	1,878,267	82,195
Restricted cash, non-current	6,511,407	1,616,677	879,893
Reconciliation of cash and restricted cash	$ 58,860,026	$ 17,149,389	$ 18,997,493